INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ 1,032	$ (1,513)	$ (2,607)
Adjustments to reconcile income (loss) to net cash flows provided by (used in) operating activities:
Depreciation	748	866	1,649
Gain from sale of property and equipment			101
Revaluation of long term loans	(24)		29
Stock based compensation	62		56
Transaction with controlling shareholder	29		49
Decrease in deferred income taxes		24
Accrued severance pay, net	(9)	27	(3)
Changes in operating leases, net	(9)
Decrease (increase) in trade receivables, net	(1,598)	(1,491)	790
Decrease in other accounts receivables and prepaid expenses	879	851	467
Decrease in inventories	(114)	(915)	(30)
Increase (decrease) in trade payables	194	770	(871)
Increase (decrease) in other accounts payables and accrued expenses	132	(50)	(443)
Net cash provided by (used in) operating activities	1,322	(1,431)	(813)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(250)	(110)	(619)
Net cash used in investing activities	(250)	(110)	(619)
CASH FLOWS FROM FINANCING ACTIVITIES:
Short- term bank credit, net	(3,394)	1,160	986
Short- term shareholder loan	555	1,156	1,390
Issuance of Share capital in rights offering, net	3,298
Repayment of long-term loans	(455)	(465)	(910)
Proceeds from long-term loans		1	378
Repayment of property and equipment payables	(194)	(159)	(317)
Net cash provided by (used in) financing activities	(190)	1,693	1,527
Effect of exchange rate on cash and cash equivalents	(37)	(48)	10
Increase in cash and cash equivalents	845	104	105
Cash and cash equivalents at beginning of the period	992	887	887
Cash and cash equivalents at end of the period	1,837	991	992
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest	90	125	212
Non-cash activities:
Purchase of property and equipment in credit	$ 65	$ 92	$ 118